Unaudited Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Revenues:
Software	$ 1,624	$ 3,499	$ 3,880	$ 6,583	$ 11,212	$ 14,912	$ 22,468
Hardware	47,018	11,122	95,136	32,801	111,021	70,536	32,647
MVNO	7,220	6,987	14,729	12,919	30,118	29,309	16,007
Others	477	521	850	1,036	1,956	5,829	3,950
Total net revenues	56,339	22,129	114,595	53,339	154,307	120,586	75,072
Software	(668)	(1,612)	(1,437)	(3,942)	(7,247)	(7,491)	(12,699)
Hardware	(42,535)	(10,008)	(85,934)	(29,246)	(96,247)	(57,452)	(26,101)
MVNO	(5,247)	(4,533)	(10,308)	(9,820)	(22,836)	(28,784)	(16,225)
Others	(180)	(288)	(351)	(488)	(811)	(1,709)	(2,980)
Total cost of revenues	(48,630)	(16,441)	(98,030)	(43,496)	(127,141)	(95,436)	(58,005)
Total gross profit	7,709	5,688	16,565	9,843	27,166	25,150	17,067
Operating expenses:
Sales and marketing expenses	(1,665)	(1,646)	(3,347)	(2,985)	(7,952)	(5,874)	(7,359)
General and administrative expenses	(2,260)	(2,599)	(5,356)	(4,157)	(20,753)	(10,042)	(4,883)
Research and development expenses	(1,452)	(1,184)	(2,341)	(1,476)	(6,443)	(5,742)	(7,206)
Changes in the fair value of warrant liabilities				(161)	(200)	(12)
Total operating expenses	(5,377)	(5,429)	(11,044)	(8,779)	(35,348)	(21,670)	(19,448)
Other operating income		1		267	272	1,760	3,094
Operating income	2,332	260	5,521	1,331	(7,910)	5,240	713
Interest income	2	8	8	10	14	65	61
Interest expense	(1,117)	(524)	(1,362)	(1,143)	(1,877)	(797)	(156)
Other income	14	51	53	354	633	114	208
Other expense	(2)	(158)	(47)	(276)	(121)	(59)	(35)
Foreign exchange (loss) gain	633	(156)	259	(333)	(779)	692	855
(Loss) profit before income taxes	1,862	(519)	4,432	(57)	(10,040)	5,255	1,646
Income tax (expenses) benefit	146	(446)	(1,037)	(890)	(2,319)	(2,659)	(851)
Net (loss) income	2,008	(965)	3,395	(947)	(12,359)	2,596	795
Less: net income attributable to noncontrolling interests	178	197	366	119	210	(632)	(1,316)
Net (loss) income attributable to Borqs Technologies, Inc.	1,830	(1,162)	3,029	(1,066)	(12,569)	3,228	2,111
Add: Accretion to redemption value of convertible redeemable preferred shares		(150)		(448)	(6,956)	(976)	(2,417)
Allocation to holders of Convertible Redeemable Preferred Shares						(2,252)
Net (loss) income attributable to ordinary shareholders	$ 1,830	$ (1,312)	$ 3,029	$ (1,514)	$ (19,525)		$ (306)
(Loss) earnings per share:
Basic	$ 0.07	$ (0.31)	$ 0.11	$ (0.36)	$ (1.52)	$ 0.00	$ (0.07)
Diluted	$ 0.07	$ (0.31)	$ 0.11	$ (0.36)	$ (1.52)	$ 0.00	$ (0.07)
Number of ordinary shares used in (loss) earnings per share computation:
Basic	26,830,514	4,259,898	26,613,800	4,243,964	12,842,671	4,224,725	4,224,090
Diluted	27,675,005	4,259,898	27,585,851	4,243,964	12,842,671	4,224,725	4,224,090